Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of Reconciliation of Adjusted EBITDA

The following table reconciles the Adjusted EBITDA measure which is used in the evaluation of the performance of each segment to Net income. The Company used Adjusted EBITDA as its principle performance measure during the years ended December 31, 2018 and 2017.

	For the year ended December 31,
	2018	2017
Segment Adjusted EBITDA:
Licensing	$(9,280)	$64,733
Intelligent Systems	3,793	1,868
Enterprise Software	2,011	1,884
Total	(3,476)	68,485
Fair value purchase price adjustments	314	1,601
Dividend from joint venture	317	176
Unallocated corporate expenses	7,161	3,868
Stock-based compensation expense	468	663
Special charges	2,991	(294)
Depreciation of property, plant and equipment	1,517	1,057
Amortization of intangibles	25,633	24,922
Loss on disposal of intangibles	-	21,916
Impairment loss on goodwill	16,066	-
Impairment losses on intangibles	509	4,350
Results from operations	(58,452)	10,226
Finance income	(959)	(703)
Finance expense	220	1,053
Foreign exchange gain	(192)	(204)
Other income	(1,134)	(390)
(Loss) income before taxes	(56,387)	10,470
Current income tax expense	1,078	7,195
Deferred income tax recovery	(8,345)	(6,951)
Income tax (recovery) expense	(7,267)	244
Net (loss) income	$(49,120)	$10,226

Schedule of Operating Revenue by Products and Services

Revenue by category for the years ending December 31, 2018 and 2017 are as follows:

	Year ended, December 31, 2018	Year ended, December 31, 2017
License	$23,544	$101,553
Systems	29,252	17,641
Services	2,629	2,086
Recurring	21,976	13,431
Total revenue	$77,401	$134,711

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas

Revenue by geography for the years ending December 31, 2018 and 2017 are as follows:

	Year ended, December 31, 2018	Year ended, December 31, 2017
Revenues
United States	$45,609	$35,701
Taiwan	9,153	8,349
Canada	4,192	4,981
Chile	3,189	2,095
Thailand	1,934	1,301
Australia	1,694	-
China	1,163	1,018
Finland	960	-
Japan	910	200
Korea	885	74,759
United Kingdom	-	2,002
Rest of the world	7,712	4,305
Total revenues	$77,401	$134,711

	For the year ended December 31, 2018
	Licensing	Intelligent Systems	Enterprise Software	Total
Revenues
License	$19,069	$-	$4,475	$23,544
Systems	-	29,252	-	29,252
Services	-	-	2,629	2,629
Recurring	1,742	15,799	4,435	21,976
Total revenues	$20,811	$45,051	$11,539	$77,401

	For the year ended December 31, 2017
	Licensing	Intelligent Systems	Enterprise Software	Total
Revenues
License	$98,440	$-	$3,113	$101,553
Systems	-	17,641	-	17,641
Services	-	-	2,086	2,086
Recurring	2,205	9,382	1,844	13,431
Total revenues	$100,645	$27,023	$7,043	$134,711

Schedule of Segment Reporting Information, by Segment Assets

Segment assets as at December 31, 2018 and 2017 are as follows:

As at	December 31, 2018	December 31, 2017
Licensing	$93,225	$170,631
Intelligent Systems	45,453	69,832
Enterprise Software	30,901	33,163
Total segment assets	169,579	273,626
Total corporate assets	67,833	29,550
Total assets	$237,412	$303,176

As at	December 31, 2018	December 31, 2017
Non-current assets
United States	$17,615	$26,849
Canada	127,450	156,991
Belgium	707	759
Chile	897	310
Mexico	92	1
Total non-current assets	$146,761	$184,910